DEBT (Tables)	12 Months Ended
Dec. 31, 2015
DEBT
Schedule of terms and rates of the Company's outstanding senior notes

($ thousands)	December 31, 2015	December 31, 2014

Current:
Senior notes	$–	$98,933

	–	98,933

Long-term:
Bank credit facility	$86,543	$79,917
Senior notes	1,137,139	958,080

	1,223,682	1,037,997

Total debt	$1,223,682	$1,136,930

Senior notes
DEBT
Schedule of terms and rates of the Company's outstanding senior notes

The terms and rates of the Company's outstanding senior notes are detailed below:

Issue Date	Interest Payment Dates	Principal Repayment	Coupon Rate	Original Principal ($ thousands)	Remaining Principal ($ thousands)	CDN$ Carrying Value ($ thousands)

September 3, 2014	March 3 and Sept 3	5 equal annual installments beginning September 3, 2022	3.79%	US$200,000	US$200,000	$276,785
May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2019	4.34%	CDN$30,000	CDN$30,000	30,000
May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2022	4.40%	US$20,000	US$20,000	27,678
May 15, 2012	May 15 and Nov 15	5 equal annual installments beginning May 15, 2020	4.40%	US$355,000	US$355,000	491,293
June 18, 2009	June 18 and Dec 18	5 equal annual installments beginning June 18, 2017	7.97%	US$225,000	US$225,000	311,383

				Total carrying value		$1,137,139

				Current portion		–

				Long-term portion		$1,137,139